U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                             Please print or type.

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1.     Name and address of issuer:
                        Professionally Managed Portfolios
                               479 W. 22nd Street
                               New York, NY 10011
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2.     Name of each series or class of funds for which this notice is filed:
                           Boston Managed Growth Fund
                             Leonetti Balanced Fund
                         U.S. Global Leaders Growth Fund
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3.     Investment Company Act File Number:                    811-5037

       Securities Act File Number:                            33-12213

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4.     Last day of fiscal year for which this notice is filed:
                                  June 30, 1997

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5.     Check box if this  notice  is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

            N/A                             [ ]
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6.     Date of termination of issuer's  declaration under rule  24f-2(a)(1),  if applicable (see instruction A.6):

                                               N/A
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7.     Number and  amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               NONE
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8.     Number and amount of securities  registered  during the fiscal year other than pursuant to rule 24f-2: 0

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9.     Number and  aggregate  sales price of  securities  sold during the fiscal year:

                          1,269,253            $30,206,236

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
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10.    Number and  aggregate  sales price of  securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                          1,269,253            $30,206,236
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11.    Number and aggregate  sales price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

       As permitted by Instruction B7 DRIP shares are included in the securities reported in Item 9.
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12.    Calculation of registration fee:

       (I)   Aggregate  sales price of securities  sold
             during the fiscal year in reliance on rule
             24f-2   (from   item   10):                       $30,206,236
                                                               -----------------
       (ii)  Aggregate   price  of  shares   issued  in
             connection   with  dividend   reinvestment
             plans (from Item 11, if applicable)               +0
                                                               -----------------
       (iii) Aggregate  price  of  shares  redeemed  or
             repurchased  during  the  fiscal  year (if
             applicable):                                      -12,054,426
                                                               -----------------
       (iv)  aggregate  price  of  shares  redeemed  or
             repurchased  and  previously  applied as a
             reduction to filing fees  pursuant to rule
             24e-2     (if  applicable):                       +0
                                                               -----------------
       (v)   Net aggregate price of securities sold and
             issued  during the fiscal year in reliance
             on rule 24f-2  [line (I),  plus line (ii),
             less  line  (iii),  plus  line  (iv)]  (if
             applicable):                                      $18,151,810
                                                               -----------------
       (vi)  Multiplier  prescribed  by Section 6(b) of
             the   Securities  Act  of  1933  or  other
             applicable   law   or   regulation    (see
             instruction C.6):                                 x 1/3300
                                                               -----------------
       (vii) Fee due [line  (I) or line (v)  multiplied
             by line (vi)]:                                    $5,500.55
                                                               =================

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being  filed  within 60 days  after the close of the
                issuer's     fiscal     year.     See      Instruction      C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the Informal and Other Procedures (17 CFR 202.3a). [ X ]

     Date of mailing or wire transfer of file fees to the Commission's lockbox depository: August 28, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Eric M. Banhazl
                                    -------------------------------------------
                                         Eric M. Banhazl / Treasurer
                                    -------------------------------------------
Date:                                    August  28, 1997
                                    -------------------------------------------

     * Please print the name and title of the signing officer below the signature.
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
               [PAUL, HASTINGS, JANOFSKY & WALKER LLP LETTERHEAD]

                                 August 25, 1997


Professionally Managed Portfolios
479 West 22nd Street
New York, NY  10011

Ladies and Gentlemen:

         As counsel to Professionally Managed Portfolios, a Massachusetts business trust (the "Trust"), you have requested our opinion with respect to the shares of beneficial interest of the three series of the Trust, Boston Managed Growth Fund ("Boston"), Leonetti Balanced Fund ("Leonetti"), and U.S. Global Leaders ("U.S. Global") (the series together, the "Portfolios"), sold by the Trust during their fiscal year ended June 30, 1997 in connection with the notice (the "Notice") being filed by the Trust with the Securities and Exchange Commission pursuant to Rule 24f-2 adopted under the Investment Company Act of 1940, as amended (the "Act").

         In connection with this opinion, we have assumed the authenticity of all records, documents and instruments submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all records, documents and instruments submitted to us as copies. We have based our opinion upon our review of the following records, documents and instruments:

                  (a) the Trust's Agreement and Declaration of Trust dated February 17, 1987 (filed with the Massachusetts Secretary of State on February 24, 1987), as amended on May 20, 1988 (filed on September 16, 1988) and April 12, 1991 (filed on May 31, 1991) (as so amended, the "Declaration of Trust"), as certified to us by an officer of the Trust as being true and complete and in effect throughout the Portfolio's fiscal year ended June 30, 1997 (the "Fiscal Year");

Professionally Managed Portfolios
August 25, 1997
Page 2

                  (b) the Bylaws of the Trust certified to us by an officer of the Trust as being true and complete and in effect throughout the Fiscal Year;

                  (c) the Prospectuses and Statements of Additional Information of the Portfolios effective during the Fiscal Year, as described in the officer's certificate identified in (e) below (collectively, the "Prospectus");

                  (d) Minutes of meetings of the Board of Trustees on March 31, 1995 for Boston; March 31, 1995 for Leonetti; and August 22, 1995 for U.S. Global relating to the establishment of the Portfolios of which the Shares are part, as certified by an officer of the Trust as being in full force and effect without amendment or modification throughout the Fiscal year; and

                  (e) a certificate of an officer of the Trust concerning certain factual matters.

         In rendering our opinion below, we have further assumed that all of the Shares were issued and sold at the per-share public offering price on the date of their issuance in accordance with statements specified in the then-current Prospectus of each Portfolio and in accordance with Article III of the Declaration of Trust. In rendering our opinion, we have assumed that the Portfolios received, in cash or permitted securities as provided in the Prospectus, an amount equal to the per-share public offering price described in the then-current Prospectus of each Portfolio (and, if applicable, including a sales charge disclosed in the Prospectus) for the shares issued and sold by the Portfolios. We have not conducted an independent examination of the books and records of the Trust for the purpose of determining whether all of the Shares were fully paid prior to their issuance and do not believe it to be our obligation to do so.

         Our opinion below is limited to the federal law of the United States of America and the business trust law of the Commonwealth of Massachusetts. We are not licensed to practice law in the Commonwealth of Massachusetts, and we have based our opinion below solely on our review of Chapter 182 of the General Laws of the Commonwealth of Massachusetts and the case law interpreting such Chapter as reported in Annotated Laws of Massachusetts (Law. Co-op. 1987 & Supp. 1996) and updated on Westlaw through August 20, 1997. We have not undertaken a review of other Massachusetts law or court decisions or of any administrative decisions in connection with rendering this opinion. We disclaim any opinion as to any law other than that of the United States of America and the business trust law of the Commonwealth of Massachusetts

Professionally Managed Portfolios
August 25, 1997
Page 3


as described above, and we disclaim any opinion as to any statute, rule, regulation, ordinance, order or other promulgation of any regional or local governmental authority.

         We note that, pursuant to certain decisions of the Supreme Judicial Court of the Commonwealth of Massachusetts, shareholders of a Massachusetts business trust may, in certain circumstances, be assessed or held personally liable as partners for the obligations or liabilities of the Trust. However, we also note that Article VIII, Section 1 of the Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust or the Portfolios shall look only to the assets of the Trust or the Portfolios for payment thereof and that the shareholders shall not be personally liable therefor, and further provides that every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Trust or the Portfolios may include a notice that such instrument was executed on behalf of the Trust or the Portfolios and that the obligations of such instruments are not binding upon any of the shareholders of the Trust or the Portfolios individually, but are binding only on the assets and property of the Trust.

         Based upon our examination of such questions of law as we have deemed necessary and appropriate for the purpose of this opinion and subject to the foregoing, we are of the opinion that the Shares, as sold pursuant to registration under the Securities Act of 1933, as amended, and Rule 24f-2 adopted under the Act, were legally issued, fully paid and, subject to the court decisions described above, nonassessable.

         We hereby consent to the filing of this opinion as an exhibit to the Notice being filed by the Trust with the Securities and Exchange Commission. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by you for any other purpose, or relied upon by any other person, firm or other entity for any purpose, without our prior written consent. We disclaim any obligation to advise you of any developments in areas covered by this opinion that occur after the date of this opinion.


                                     Sincerely yours,



                                     /s/  Paul, Hastings, Janofsky & Walker LLP

                     OFFICER'S CERTIFICATE REGARDING SHARES
                  ISSUED DURING FISCAL YEAR ENDED JUNE 30, 1997
                  ---------------------------------------------

         The undersigned officer of Professionally Managed Portfolios (the "Trust"), in connection with the opinion to be rendered by PAUL, HASTINGS, JANOFSKY & WALKER LLP ("PHJ&W") as required by Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended, as part of the Trust's filing of a Rule 24f-2 Notice with respect to three of its series, Boston Managed Growth Fund ("Boston"), Leonetti Balanced Fund ("Leonetti"), and U.S. Global Leaders ("U.S. Global") (the series together, the "Portfolios"), with the Securities and Exchange Commission, hereby certifies to PHJ&W that:

                  1. The undersigned is an officer of the Trust and is authorized to execute this certificate on behalf of the Trust.

                  2. The undersigned has furnished PHJ&W with a true and complete copy of the Trust's Agreement and Declaration of Trust dated February 17, 1987 (filed with the Massachusetts Secretary of State on February 24, 1987), as amended on May 20, 1988 (filed on September 16, 1988) and April 12, 1991 (filed on May 31, 1991) (as so amended, the "Declaration of Trust"). The Declaration of Trust, without further amendment, has been in effect throughout the Trust's fiscal year ended March 31, 1997 (the "Fiscal Year").

                  3. The undersigned has furnished PHJ&W with a true and complete copy of the Trust's By-laws in effect throughout the Fiscal Year.

                  4. The undersigned has furnished PHJ&W with true and complete copies of the Prospectuses and Statements of Additional Information effective during the Fiscal Year for each series of the Trust, as follows:

                           (a) Boston: Prospectuses dated October 1, 1995 and October 31, 1996 and Statements of Additional Information ("SAIs") dated October 1, 1995 and October 31, 1996.

                           (b) Leonetti: Prospectuses dated June 28, 1995 and October 31, 1996 and SAIs dated June 28, 1995 and October 31, 1996.

                           (c) U.S. Global: Prospectuses dated October 1, 1995 and October 31, 1996 and SAIs dated October 1, 1995 and October 31, 1996.

                  5. A total of 65,628 shares (net of redemptions) were sold by Boston, a total of 17,600 shares (net of redemptions) were sold by Leonetti, and a total of 901,453 shares (net of redemptions) were sold by U.S. Global during the Fiscal Year, all of which were sold in reliance upon Rule 24f-2 and in accordance with the requirements of the Trust's Registration Statement under the Securities Act of 1933, as amended, as that Registration Statement was amended and in effect throughout that period.

                  6. The resolutions of the Trust's Board of Trustees adopted at meetings of the Board held on March 31, 1995 for Boston; March 31, 1995 for Leonetti; and August 22, 1995 for U.S. Global, authorizing the issuance of the Trust's Shares referenced in Paragraph 5 above, remained in full force and effect without amendment or modification throughout the Fiscal Year.

                  7. The total number and amount of shares issued and sold for the Portfolios, including any "front-end" sales load thereon, during the Fiscal Year is correctly included in the sales reported in Trust's Rule 24f-2 Notice with respect to the Portfolios for the Fiscal Year.

                  8. All sales of the Portfolio's shares effected during the Fiscal Year were sold at the public offering price described in the then-current Prospectuses of the Portfolios, such sales were made for cash or permitted securities equal in value to the net asset value of those shares on the dates they were issued, and such cash and securities were actually received by the Portfolios.

                  9. No shareholder of the Trust has agreed to pay anything to or on behalf of the Trust in respect to the Trust's shares other than the public offering price therefor.

                  10. To the knowledge of the undersigned no action or proceeding seeking to revoke, terminate, wind up or dissolve the Trust or the Portfolios has been taken or commenced.



                                          By:      /s/ Steven J. Paggioli
                                                   ----------------------
                                          Name:    Steven J. Paggioli
                                          Title:   President

Date:    August 25, 1997
                                        2